Deposits on Mining Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deposits On Mining Equipment
Schedule of Mining Equipment

Deposits on mining equipment, consisted of the following:

	Cryptocurrency Miners	Mobile Data Centers	Total
Balance December 31, 2021	$7,089,000	$524,230	$7,613,230
Deposits on equipment during the period	1,602,300	530,430	2,132,730
Equipment delivered during the period	(4,722,300)	(349,980)	(5,072,280)
Balance December 31, 2022	$3,969,000	$704,680	$4,673,680
Deposits on equipment during the period	47,600	—	47,600
Equipment delivered during the period	—	—	—
Balance March 31, 2023	$4,016,600	$704,680	$4,721,280

Deposits on mining equipment, consisted of the following:

	Cryptocurrency Miners	Mobile Data Centers	Total
Balance December 31, 2020	$—	$—	$—
Deposits on equipment during the period	7,089,000	524,230	7,613,230
Equipment delivered during the period	—	—	—
Balance December 31, 2021	$7,089,000	$524,230	$7,613,230
Deposits on equipment during the period	1,602,300	530,430	2,132,730
Equipment delivered during the period	(4,722,300)	(349,980)	(5,072,280)
Balance December 31, 2022	$3,969,000	$704,680	$4,673,680

Schedule of Estimated Market Price of Miners

	Market Price per Miner	Total Amount
July 2022 batch (100 miners)	$7,756	$775,600
August 2022 batch (100 miners)	7,140	714,000
September 2022 batch (100 miners)	7,140	714,000
October 2022 batch (100 miners)	6,510	651,000
November 2022 batch (100 miners)	5,810	581,000
December 2022 batch (100 miners)	5,810	581,000
Estimated total amount due		4,016,600
Less: Payments made		3,969,000
Remaining amount due		$47,600